Description of Business Activities (Details Narrative) (10 Q)	Sep. 30, 2021 ft² lb	Dec. 31, 2020 ft² lb
Accounting Policies [Abstract]
Area of land | ft²	24,000	24,000
Products sellable | lb	600	600
Ownership percentage	100.00%	100.00%